GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.77%
8,347	Anglo American Platinum Ltd	$ 577,904
486,500	Anhui Guangxin Agrochemical Co Ltd Class A(a)	1,293,047
38,686	Coromandel International Ltd	405,660
163,194	Hindustan Zinc Ltd	465,526
23,131	KGHM Polska Miedz SA(a)	707,853
1,822	Korea Zinc Co Ltd(a)	588,037
32,302	Koza Altin Isletmeleri AS(a)	326,658
29,827	Kumba Iron Ore Ltd	881,098
57,513	LOTTE Fine Chemical Co Ltd(a)	2,437,562
46,071	MMC Norilsk Nickel PJSC ADR	1,112,615
650,082	NMDC Ltd	728,488
54,828	Northam Platinum Ltd(a)	557,279
525,000	Petronas Chemicals Group Bhd	711,333
171,391	Sibanye Stillwater Ltd	475,676
443,527	Vale SA(a)	4,673,860
174,400	Vale SA Sponsored ADR	1,845,152
		17,787,748
Communications — 25.00%
37,000	Alibaba Group Holding Ltd(a)	1,358,312
146,328	Alibaba Group Holding Ltd Sponsored ADR(a)	43,017,506
2,074,800	America Movil SAB de CV Series L	1,295,841
344,000	China Mobile Ltd	2,208,234
2,566,000	China Telecom Corp Ltd Class H	770,949
9,238	DoubleUGames Co Ltd	586,918
31,700	Guangdong South New Media Co Ltd Class A	437,238
156,147	Hellenic Telecommunications Organization SA(a)	2,248,879
47,684	JD.com Inc ADR(a)	3,700,755
133,600	Meituan Dianping Class B(a)	4,208,574
6,529	MercadoLibre Inc(a)	7,067,512
59,629	Naspers Ltd Class N	10,531,907
1,682	NCSoft Corp(a)	1,159,122
9,883	Pinduoduo Inc ADR(a)	732,825
4,121,300	Telekomunikasi Indonesia Persero Tbk PT	711,596
380,300	Tencent Holdings Ltd	25,686,751
107,559	Tencent Music Entertainment Group ADR(a)	1,588,646
478,488	Turk Telekomunikasyon AS	439,586
140,606	Turkcell Iletisim Hizmetleri AS	274,065
71,736	Vipshop Holdings Ltd ADR(a)	1,121,951
291,800	Xiaomi Corp Class B(a)(b)	789,910
122,130	Yandex NV Class A(a)	7,968,983
		117,906,060
Consumer, Cyclical — 6.63%
176,400	AECC Aero-Engine Control Co Ltd Class A	511,989
Shares		Fair Value
Consumer, Cyclical — (continued)
14,289,600	Astra International Tbk PT	$ 4,302,450
22,766	Bajaj Auto Ltd	889,967
3,361	BGF retail Co Ltd	355,455
19,644	Coway Co Ltd(a)	1,336,017
50,267	Eicher Motors Ltd	1,500,788
187,800	Gansu Shangfeng Cement Co Ltd Class A	667,966
1,315,000	Great Wall Motor Co Ltd Class H	1,677,436
601,859	Gree Electric Appliances Inc of Zhuhai Class A(a)	4,738,802
43,587	Hero MotoCorp Ltd(a)	1,860,443
4,119	Hyundai Mobis Co Ltd	808,081
66,190	Kia Motors Corp	2,654,346
364,500	Li Ning Co Ltd	1,715,082
176,000	Makalot Industrial Co Ltd(a)	1,045,699
15,945	Maruti Suzuki India Ltd(a)	1,461,778
107,000	Nien Made Enterprise Co Ltd	1,278,655
5,000	Poya International Co Ltd(a)	95,634
698,400	Puregold Price Club Inc	707,798
364,500	Sinotruk Hong Kong Ltd	939,378
679,600	Wal-Mart de Mexico SAB de CV	1,626,196
9,743	Yum China Holdings Inc	515,892
92,500	Zhongsheng Group Holdings Ltd	581,872
		31,271,724
Consumer, Non-Cyclical — 9.38%
181,900	Ambev SA	407,468
469,500	Arca Continental SAB de CV	2,023,745
54,701	BIM Birlesik Magazalar AS	490,458
172,200	C&S Paper Co Ltd Class A	543,955
138,100	Carabao Group PCL Class F	512,773
4,277	Celltrion Inc(a)	940,786
300,000	China Feihe Ltd(b)	701,378
570,000	China Medical System Holdings Ltd	630,717
1,178,000	China Yuhua Education Corp Ltd(b)	1,011,049
1,036,000	CSPC Pharmaceutical Group Ltd	2,022,322
761,500	Dali Foods Group Co Ltd(b)	466,378
9,064	Dino Polska SA(a)(b)	533,196
37,050	DongKook Pharmaceutical Co Ltd	866,906
8,741	Dr Reddy's Laboratories Ltd ADR	608,024
33,300	Guangzhou Wondfo Biotech Co Ltd Class A	406,901
25,469	Hindustan Unilever Ltd(a)	715,748
1,592,900	Indofood CBP Sukses Makmur Tbk PT	1,079,681
260,280	International Container Terminal Services Inc	593,794
373,921	Jiangsu Hengrui Medicine Co Ltd(a)	4,950,252
439,800	Jiangzhong Pharmaceutical Co Ltd Class A	751,195

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,678,700	Kalbe Farma Tbk PT	$ 488,851
6,600	Kweichow Moutai Co Ltd Class A	1,623,245
983	LG Household & Health Care Ltd	1,213,076
200,100	Liaoning Wellhope Agri-Tech JSC Ltd Class A	395,313
249,700	Minerva SA(a)	526,887
1,531	Nestle India Ltd(a)	330,403
22,800	Nestle Malaysia Bhd	776,246
26,495	New Oriental Education & Technology Group Inc Sponsored ADR(a)	3,961,002
4,575	Orion Corp	512,636
95,000	Pharmaron Beijing Co Ltd Class H(b)	1,189,547
90,776	Richter Gedeon Nyrt(a)	1,916,117
20,488	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	1,049,476
402,000	Standard Foods Corp(a)	848,041
107,518	TAL Education Group ADR(a)	8,175,669
478,800	Top Glove Corp Bhd	959,998
		44,223,233
Energy — 4.12%
617,500	China Shenhua Energy Co Ltd Class H	1,108,312
1,569,000	CNOOC Ltd	1,509,187
57,655	Ecopetrol SA Sponsored ADR(c)	567,325
354,130	Gazprom PJSC Sponsored ADR	1,544,007
964,000	Kunlun Energy Co Ltd	636,551
97,052	Lukoil Pjsc Sponsored ADR	5,571,755
238,000	Petroleo Brasileiro SA Sponsored ADR	1,694,560
258,000	Petroleo Brasileiro SA Sponsored ADR(c)	1,816,320
931,121	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	1,218,152
215,800	PTT Exploration & Production PCL	587,385
73,668	Reliance Industries Ltd(a)	2,234,197
27,063	Tatneft PJSC Sponsored ADR(a)	954,807
		19,442,558
Financial — 18.42%
3,498,000	Agricultural Bank of China Ltd Class H	1,097,515
83,250	A-Living Services Co Ltd Class H(b)	425,924
527,700	Bank Central Asia Tbk PT	963,262
20,090,400	Bank Mandiri Persero Tbk PT	6,718,719
581,000	Bank of Beijing Co Ltd Class A	400,110
2,751,000	Bank Of Communications(a)	1,325,907
1,097,200	Bank of Jiangsu Co Ltd Class A	982,082
Shares		Fair Value
Financial — (continued)
149,658	BNK Financial Group Inc	$ 647,533
60,400	BOC Aviation Ltd(b)	413,867
1,774,000	China CITIC Bank Corp Ltd Class H	687,497
4,553,000	China Construction Bank Corp Class H	2,958,415
2,123,000	China Everbright Bank Co Ltd Class H	671,405
5,822,000	China Jinmao Holdings Group Ltd	3,241,493
1,671,000	China Merchants Bank Co Ltd Class H	7,929,590
4,328,300	China Minsheng Banking Corp Ltd Class A(a)	3,375,558
830,000	China Overseas Property Holdings Ltd	683,489
133,300	China Pacific Insurance Group Co Ltd Class A	613,950
186,000	China Resources Land Ltd	848,313
101,402	Commercial International Bank Egypt SAE GDR	428,261
124,000	Country Garden Services Holdings Co Ltd	805,315
428,000	CSC Financial Co Ltd Class H(b)	604,962
804,942	E.Sun Financial Holding Co Ltd(a)	716,871
183,587	Emirates NBD Bank PJSC	536,223
1,046,800	Grupo Financiero Banorte SAB de CV(a)	3,616,446
119,787	Hana Financial Group Inc(a)	2,877,651
492,455	HDFC Bank Ltd(a)	7,229,148
36,600	HDFC Bank Ltd ADR(a)	1,828,536
167,700	Hong Leong Financial Group Bhd	578,743
71,853	KB Financial Group Inc	2,313,665
562,840	Metropolitan Bank & Trust Co	445,605
81,342	Mirae Asset Daewoo Co Ltd(a)	588,533
42,027	Muthoot Finance Ltd	648,131
128,400	New China Life Insurance Co Ltd Class H	482,671
139,436	Ninety One Ltd(a)	367,444
108,203	OTP Bank Nyrt(a)	3,256,775
16,326	Pagseguro Digital Ltd Class A(a)	615,653
1,252,000	Ping An Insurance Group Co of China Ltd Class H	12,996,822
1,688,000	Postal Savings Bank of China Co Ltd Class H(b)	711,093
81,676	Powszechna Kasa Oszczednosci Bank Polski SA(a)	448,272
319,800	Qualitas Controladora SAB de CV	1,207,810
1,512,809	Sberbank of Russia PJSC	4,425,431
217,625	Sberbank of Russia PJSC Sponsored ADR	2,539,684
252,000	Shimao Group Holdings Ltd	1,051,331
33,902	Shinhan Financial Group Co Ltd(a)	795,360

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,208,480	Yuanta Financial Holding Co Ltd(a)	$ 748,211
		86,849,276
Industrial — 5.83%
155,292	Ambuja Cements Ltd(a)	457,115
352,500	Anhui Conch Cement Co Ltd Class H	2,441,517
381,000	Asia Cement Corp(a)	548,967
16,000	ASMedia Technology Inc	811,238
1,269,574	Bharat Electronics Ltd	1,652,557
1,137,000	China Lesso Group Holdings Ltd	2,064,946
786,000	China Resources Cement Holdings Ltd	1,080,554
95,821	Container Corp Of India Ltd	477,977
425,000	Delta Electronics Inc(a)	2,790,739
160,700	Delta Electronics Thailand PCL NVDR	796,231
50,129	Escorts Ltd(a)	899,615
644,200	Frontken Corp Bhd(a)	566,411
231,800	Guangdong Tapai Group Co Ltd Class A	474,530
1,192,600	Hana Microelectronics PCL NVDR	1,645,507
438,700	Hartalega Holdings Bhd	1,718,254
420,300	Kossan Rubber Industries(a)	1,389,824
56,000	Lotes Co Ltd	898,165
95,417	Luxshare Precision Industry Co Ltd Class A	805,729
262,000	Micro-Star International Co Ltd(a)	1,209,542
229,100	MISC Bhd(a)	414,527
47,495	Samsung Engineering Co Ltd(a)	426,717
1,431,600	Tian Di Science & Technology Co Ltd(a)	641,676
49,350	Voltronic Power Technology Corp	1,676,356
1,034,000	Wan Hai Lines Ltd	763,139
72,300	WEG SA(a)	841,841
		27,493,674
Technology — 22.10%
330,000	Elan Microelectronics Corp(a)	1,671,009
35,000	eMemory Technology Inc	621,283
11,500	G-bits Network Technology Xiamen Co Ltd Class A	1,055,701
329,000	Gigabyte Technology Co Ltd(a)	863,760
56,377	HCL Technologies Ltd(a)	621,562
236,010	Infosys Ltd Sponsored ADR	3,259,298
53,000	International Games System Co Ltd(a)	1,418,359
1,566,000	Nanya Technology Corp	3,147,383
15,198	NetEase Inc ADR	6,910,075
437,000	Ourpalm Co Ltd Class A(a)	439,723
18,000	Parade Technologies Ltd(a)	658,081
461,579	Samsung Electronics Co Ltd	22,914,695
Shares		Fair Value
Technology — (continued)
14,895	Sensortek Technology Corp	$ 410,970
119,695	SK Hynix Inc(a)	8,580,065
747,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	11,237,926
291,536	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	23,634,823
397,386	Tata Consultancy Services Ltd(a)	13,444,535
240,900	Totvs SA	1,157,765
1,212,000	United Microelectronics Corp(a)	1,195,490
161,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd Class A	947,572
		104,190,075
Utilities — 0.54%
193,500	Beijing Enterprises(a)	583,339
26,300	Cia de Saneamento Basico do Estado de Sao Paulo(a)	219,124
46,700	Cia Paranaense de Energia(a)	517,152
362,979	Engie Energia Chile SA	451,490
71,000	ENN Energy Holdings Ltd	779,101
		2,550,206
TOTAL COMMON STOCK — 95.79% (Cost $399,638,141)		$451,714,554
PREFERRED STOCK
Consumer, Non-Cyclical — 0.10%
799	LG Household & Health Care Ltd	482,775
TOTAL PREFERRED STOCK — 0.10% (Cost $492,879)		$482,775
WARRANTS
Consumer, Non-Cyclical — 1.86%
185,920	Jiangsu Hengrui Medicine Co Ltd(a)	2,461,351
25,662	Kweichow Moutai Co Ltd(a)	6,311,471
TOTAL WARRANTS — 1.86% (Cost $6,527,596)		$8,772,822

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.50%
$ 383,556	Repurchase agreement (principal amount/value $383,584 with a maturity value of $383,585) with Morgan Stanley & Co LLC, 0.08%, dated 9/30/20 to be repurchased at $383,556 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 8.00%, 7/1/21 - 10/1/50, with a value of $391,256.(d)	$ 383,556
999,926	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $999,926 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(d)	999,926
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,926	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $999,926 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(d)	$ 999,926
TOTAL SHORT TERM INVESTMENTS — 0.50% (Cost $2,383,408)		$2,383,408
TOTAL INVESTMENTS — 98.25% (Cost $409,042,024)		$463,353,559
OTHER ASSETS & LIABILITIES, NET — 1.75%		$8,241,280
TOTAL NET ASSETS — 100.00%		$471,594,839

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at September 30, 2020.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Summary of Investments by Country as of September 30, 2020.
Country	Fair Value	Percentage of Fund Investments
China	$179,763,501	38.80%
Taiwan	58,290,340	12.58
South Korea	53,085,937	11.46
India	41,719,497	9.00
Russia	24,117,281	5.20
Brazil	14,315,782	3.09
Indonesia	14,264,560	3.08
South Africa	13,391,309	2.89
Mexico	9,770,039	2.11
Hong Kong	9,749,965	2.10
Curacao	8,772,822	1.89
Malaysia	7,115,336	1.54
Argentina	7,067,512	1.52
Hungary	5,172,892	1.12
Thailand	3,541,896	0.76
Poland	2,907,473	0.63
United States	2,383,408	0.51
Greece	2,248,879	0.49
Philippines	1,747,197	0.38
Turkey	1,530,767	0.33
Colombia	567,325	0.12
United Arab Emirates	536,223	0.12
Chile	451,490	0.10
Egypt	428,261	0.09
Singapore	413,867	0.09
Total	$463,353,559	100.00%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$149,536,778	$302,177,776	$—	$451,714,554
Preferred Stock	—	482,775	—	482,775
Warrants	—	8,772,822	—	8,772,822
Short Term Investments	—	2,383,408	—	2,383,408
Total Assets	$149,536,778	$313,816,781	$0	$463,353,559
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020